REGULATORY CHARGES	12 Months Ended
Dec. 31, 2022
Regulatory Charges
REGULATORY CHARGES

23.	REGULATORY CHARGES

	2022	2021
Liabilities
Global Reversion Reserve (RGR)	28	28
Energy Development Account (CDE)	127	110
Grantor inspection fee - ANEEL	3	3
Energy Efficiency Program	221	237
Research and development (R&D)	126	112
Energy System Expansion Research	4	4
National Scientific and Technological Development Fund	8	9
Proinfa - Alternative Energy Program	10	17
Royalties for use of water resources	10	5
Emergency capacity charge	26	26
Customer charges - Tariff flags	0	252
CDE on R&D (1)	3	3
CDE on EEP	4	5
Others	5	5
Liability	575	816

Current liabilities	510	611
Non-current liabilities	65	205